Operating Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $394,359, $376,914 and $327,592 for 2015, 2014 and 2013, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $55,890, $52,379 and $44,084 in 2015, 2014 and 2013, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2015:

2016	$317,843
2017	275,411
2018	226,317
2019	179,874
2020	138,204
Later years	282,900
Total minimum lease payments	$1,420,549